UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21324

                                 ACP Funds Trust
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (302) 791-1311

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


                               ACP Funds Trust

                   ACP Advantage Strategic Opportunities Fund
              ACP Institutional Series Strategic Opportunities Fund

                              Financial Statements

                       For the Period Ended June 30, 2006

                                   (Unaudited)

                                 ACP Funds Trust

                              For the Period Ended
                                  June 30, 2006




                                Table of Contents


Section I

Financial Statements ACP Funds Trust

Statements of Assets and Liabilities                                           1
Statements of Operations                                                       2
Statements of Changes in Net Assets                                            3
Statements of Cash Flows                                                       4
Financial Highlights                                                           5
Notes to Financial Statements                                                  7
Other Information                                                             13

Section II

Financial Statements of ACP Strategic Opportunities Fund II, LLC

ACP Funds Trust

Statements of Assets and Liabilities
--------------------------------------------------------------------------------




                                                                                   ACP                   ACP
                                                                                Advantage           Institutional
                                                                                Strategic          Series Strategic
                                                                              Opportunities         Opportunities
                                                                                  Fund            S     Fund
                                                                            ------------------    ---------------
ASSETS
    Investments in ACP Strategic Opportunities Fund II, LLC
    at value (Cost $3,175,008, and $3,086,281, respectively)                $       3,308,056     $     3,238,608
    Receivable from Investment Manager                                                 63,350              87,715
                                                                            ------------------    ---------------
Total Assets                                                                        3,371,406           3,326,323
                                                                            ------------------    ---------------
LIABILITIES
    Distribution and shareholder service fees payable                                   7,276                   -
    Other accrued expenses                                                             71,575              90,869
                                                                            ------------------    ---------------
Total
Liabilities                                                                            78,851              90,869
                                                                            ------------------    ---------------

NET ASSETS                                                                  $       3,292,555     $     3,235,454
                                                                            ==================    ===============

COMPONENTS OF NET ASSETS
Paid-in capital                                                                  $  3,189,955     $     3,090,014
Accumulated net investment loss                                                      (56,186)            (33,111)
Accumulated net realized gain on investments                                           41,372              42,260
Net unrealized appreciation on investments                                            117,414             136,291
                                                                            ------------------    ---------------
NET ASSETS                                                                   $      3,292,555     $     3,235,454
                                                                            ==================    ===============

SHARES OUTSTANDING (100,000,000 shares authorized per Fund)                           268,736             262,653


NET ASSET VALUE, Offering and Redemption Price Per Share                     $          12.25     $         12.23
                                                                            ------------------    ---------------

                        See Notes to Financial Statements

ACP Funds Trust

Statements of Operations
--------------------------------------------------------------------------------


                                                                                        ACP Advantage              ACP
                                                                                                              Institutional
                                                                                                                 Series
                                                                                          Strategic             Strategic
                                                                                        Opportunities         Opportunities
                                    Fund Fund
                                                                                       ----------------      ----------------
Net Investment loss allocated from ACP Strategic Opportunities Fund II, LLC
    Interest                                                                                      3,010                 3,165
    Expenses*                                                                                  (16,277)              (16,126)
                                                                                        ----------------     ----------------
Total Investment Income                                                                        (13,267)              (12,961)
                                                                                        ----------------     ----------------

Fund expenses
Operating expenses
    Sub-administration and accounting fees                                                        6,000                18,000
    Transfer agent fees                                                                          13,020                12,600
    Professional fees                                                                            10,587                10,433
    Distribution and shareholder servicing fee                                                    9,827                     -
    Miscellaneous Expenses                                                                        1,000                 1,000
                                                                                       ----------------      ----------------
  Total Expenses                                                                                 40,434                42,033
                                                                                       ----------------      ----------------

    Less:  fees waived and expenses reimbursed                                                 (29,133)              (40,569)
                                                                                       ----------------      ----------------

Total Expenses Net of Fee Waiver and Expense Reimbursement                                       11,301                 1,464
                                                                                       ----------------      ----------------

NET INVESTMENT INCOME (LOSS)                                                                   (24,568)              (14,425)
                                                                                       ----------------      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
     Net realized gain (loss) from investments                                                   15,024                19,267
     Net change in unrealized appreciation (depreciation) of investments in
        Portfolio Funds                                                                          43,168                56,758
                                                                                       ----------------      ----------------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                              58,192                76,025
                                                                                       ----------------      ----------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $         33,624      $         61,600
                                                                                       ================      ================



*  Includes expense waivers of $11,318 and $11,725, respectively

                        See Notes to Financial Statements

ACP Funds Trust

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                           ACP Advantage        ACP Institutional
                                                                             Strategic           Series Strategic
                                                                        Opportunities Fund      Opportunities Fund
                                                                        ------------------   ---------------------
Net Assets at December 31, 2004                                                    644,825   $             112,071

Operating Activities
     Net investment loss                                                           (20,543)               (14,246)
     Net realized gains from investments                                             17,062                 22,140
     Net increase in unrealized appreciation on investments                          47,298                 67,608
                                                                         ------------------   --------------------
Net increase in net assets resulting from operations                                 43,817                 75,502
                                                                        -------------------   --------------------

Distributions to Shareholders
    Net investment income
    Net investment income                                                              (36)                (1,570)
    Realized gains                                                                  (4,849)                (1,602)
                                                                        --------------------   -------------------
Total Distributions to Shareholders                                                 (4,885)                (3,172)
                                                                        --------------------   -------------------

Capital Share Transactions
     Proceeds from shares issued                                                   196,934               1,020,102
     Distribution reinvestment                                                       4,885                   3,172
                                                                        --------------------   -------------------
Increase in Net Assets from Capital Share Transactions                             201,819               1,023,274
                                                                        --------------------   -------------------

     Total Increase in Net Assets                                                  240,751               1,095,604
                                                                        --------------------   -------------------
Net Assets at December 31, 2005                                                    885,576               1,207,675

Operating Activities
     Net investment loss                                                           (24,568)               (14,425)
     Net realized gains from investments                                             15,024                 19,267
     Net increase in unrealized appreciation on investments                          43,168                 56,758
                                                                        --------------------   -------------------
Net increase in net assets resulting from operations                                 33,624                 61,600
                                                                        --------------------   -------------------

Capital Share Transactions
    Proceeds from shares issued                                                   2,373,355              2,133,074
    Redemptions                                                                   -                      (166,895)
                                                                        --------------------   -------------------
Increase in Net Assets from Capital Share Transactions                            2.373,355              1,966,179
                                                                        --------------------   -------------------

   Total Increase in Net Assets                                                   2,406,979              2,027,779
                                                                        --------------------   -------------------

Net Assets at June 30, 2006                                             $         3,292,555    $         3,235,454
                                                                        ====================   ===================

                        See Notes to Financial Statements

ACP Funds Trust

Statements of Cash Flows
--------------------------------------------------------------------------------


                                                                            ACP               ACP Institutional
                                                                         Advantage            Series Strategic
                                                                         Strategic             Opportunities
                                                                     Opportunities Fund            Fund
                                                                     -------------------     -------------------
Cash flows from operating activities:
     Net Increase in Net Assets Resulting from Operations            $            33,624     $            61,600

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
    Increase in investments in ACP
        Strategic Opportunities Fund II, LLC                                 (2,373,354)             (1,966,179)
    Net increase in appreciation on investment in
        ACP Strategic Opportunities Fund II, LLC                                (44,925)                (63,064)
    Increase in receivables from investment manager                             (18,919)                (23,457)
    Increase in distribution and shareholder servicing fees payable                4,929                       -
    Increase in other accrued expenses                                            25,290                  24,921
                                                                     -------------------     -------------------
Net cash used in operating activities                                        (2,373,355)             (1,966,179)
                                                                     -------------------     -------------------

Cash flows from financing activities:
       Capital contributions                                                   2,373,355               2,133,074
       Redemptions                                                             -                       (166,895)
                                                                     -------------------     -------------------
Net cash used in financing activities                                          2,373,355               1,966,179
                                                                     -------------------     -------------------

Net change in cash and cash equivalents                                                -                       -
Cash and cash equivalents at beginning of period                                       -                       -
                                                                     -------------------     -------------------
Cash and cash equivalents at end of period                            $                -       $               -
                                                                     ===================     ===================

                        See Notes to Financial Statements

ACP Funds Trust

Financial Highlights
-------------------------------------------------------------------------------
                                      ACP Advantage Strategic Opportunities Fund
                            ----------------------------------------------------

                                               For the Period                                            For the Period
                                                January 1, 2006      For the             For the         July 1, 2003(a)
                                                  through           Year Ended         Year Ended            through
                                               June 30, 2006      December 31, 2005  December 31, 2004  December 31, 2003
                                               ---------------   ---------------------------------------------------------
                                               ---------------   -----------------   ----------------   ------------------

NET ASSET VALUE, Beginning of Period                   $11.80              $11.28             $10.66               $10.00
                                               ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------

INVESTMENT OPERATIONS
     Net investment loss                                (0.15)(b)           (0.28)(b)          (0.30)(b)            (0.11)
     Net realized and unrealized gains on investment     0.60                0.86               0.92                 0.77
      transactions                             ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------
Total from investment operations                         0.45                0.58               0.62                 0.66
                                               ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                  -                   - (c)              - (c)                -
     Realized gain                                          -               (0.06)                 -                    -
                                               ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------
Total Distributions to Shareholders                         -               (0.06)                 -                    -
                                               ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------

NET ASSET VALUE, End of Period                         $12.25              $11.80             $11.28               $10.66
                                               ===============   =================   ================   ==================
                                               ===============   =================   ================   ==================

RATIOS/SUPPLEMENTARY DATA

Ratios to Average Net Assets: (d)
     Net investment loss                               (2.49%)             (2.42%)            (2.71%)              (2.89%)
     Expenses, before waivers & reimbursements          6.90%              13.34%             17.48%              144.96%
     Expenses waived & reimbursed                      (4.10%)            (10.79%)           (14.73%)            (142.06%)
                                               ---------------   -----------------   ----------------   ------------------
                                               ---------------   -----------------   ----------------   ------------------
     Expenses, after waivers & reimbursements           2.80%               2.55%              2.75%                2.90%
                                               ===============   =================   ================   ==================
                                               ===============   =================   ================   ==================

TOTAL RETURN                                            3.81%               4.61%              5.82%                6.63%

PORTFOLIO TURNOVER RATE                                    0%                  1%                 1%                   0%

Net Assets at End of Period                        $3,292,555            $885,576           $644,825              $80,205





-----------------------------------------------

(a) ICommencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Includes net expense allocated from ACP Strategic Opportunities Fund II,
    LLC.

                        See Notes to Financial Statements

ACP Funds Trust

Financial Highlights
-------------------------------------------------------------------------------
                          ACP Institutional Series Strategic Opportunities Fund
                          -----------------------------------------------------

                                                    -
                                           For the Period                                                          For the Period
                                          January 1, 2006             For the                 For the            October 1, 2003 (a)
                                               through                Year Ended              Year Ended                through
                                           June 30, 2006         December 31, 2005       December 31, 2004        December 31, 2003
                                        ------------------   ---------------------   ---------------------   ----------------------
                                        ------------------   ---------------------   ---------------------   ----------------------

NET ASSET VALUE, Beginning of Period               $11.80                  $11.15                  $10.49                   $10.00
                                         -----------------   ---------------------   ---------------------   ----------------------
                                         -----------------   ---------------------   ---------------------   ----------------------

INVESTMENT OPERATIONS
     Net investment loss                             (0.09)(b)               (0.16)(b)               (0.18)(b)                (0.05)
     Net realized and unrealized gains on
     investment transactions                          0.61                    0.85                    0.90                     0.54
                                         -----------------   ---------------------   ---------------------   ----------------------
Total from investment operations                      0.52                    0.69                    0.72                     0.49
                                         -----------------   ---------------------   ---------------------   ----------------------
                                         -----------------   ---------------------   ---------------------   ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                              -                   (0.02)                  (0.06)                       -
     Realized gain                                      -                   (0.02)                      -                        -
                                         -----------------   ---------------------   ---------------------   ---------------------
                                         -----------------   ---------------------   ---------------------   ---------------------
Total Distributions to Shareholders                     -                   (0.04)                  (0.06)                       -
                                         -----------------   ---------------------   ---------------------   ---------------------

NET ASSET VALUE, End of Period                      $12.32                  $11.80                  $11.15                   $10.49
                                         =================   =====================   =====================   ======================


RATIOS/SUPPLEMENTARY DATA

Ratios to Average Net Assets: (c)
     Net investment loss                           (1.48%)                 (1.42%)                 (1.72%)                  (1.78%)
     Expenses, before waivers &
     reimbursements                                 7.13%                  10.59%                  42.79%                   98.09%
     Expenses waived & reimbursed                  (5.33%)                 (9.05%)                (41.04%)                 (96.30%)
                                        ------------------   ---------------------   ---------------------   ----------------------
                                        ------------------   ---------------------   ---------------------   ----------------------
     Expenses, after waivers &
     reimbursements                                  1.80%                   1.54%                   1.75%                    1.79%
                                        ==================   =====================   =====================   ======================
                                        ==================   =====================   =====================   ======================

TOTAL RETURN                                         4.41%                   5.83%                   6.29%                    4.90%

PORTFOLIO TURNOVER RATE                              9%                      0%                      0%                       0%

Net Assets at End of Period                     $3,235,454              $1,207,675                $112,071                 $104,899


-----------------------------------------------------
(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period. (c) Includes net expense allocated from ACP Strategic Opportunities Fund II, LLC.



                        See Notes to Financial Statements

ACP Funds Trust

Notes to Financial Statements
-------------------------------------------------------------------------------


1. ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company with two active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

     Shares of all Funds of the Trust represent equal pro-rata interests in such Trust, except that each Fund bears different expenses that reflect the difference in the range of services provided to them.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The board of trustees of the Funds (the "Board of Trustees") has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the ACP Strategic Opportunities Fund II, LLC (the "Master Fund").

     The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in the Master Fund, which has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds ("Underlying Funds") whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LP, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds' financial statements. The percentages of the

ACP Funds Trust

Notes to Financial Statements
-------------------------------------------------------------------------------

     Master Fund owned by Advantage Strategic Opportunities Fund, and Institutional Series Strategic Opportunities Fund at June 30, 2006 were 14.92% and 14.61%, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES:

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     Valuation - Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

     Net Asset Value - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     Allocation from Master Fund - As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     Tax Basis Reporting - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

ACP Funds Trust

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (continued):

     Fund Level Income and Expenses - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     Dividends and Distributions - The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Funds are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds. Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The Fund has obtained these services from other non-affiliated providers for the remainder of the year. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00%. The ACP Institutional Series Strategic Opportunities Fund does not have any annual distribution or shareholder services fees.

4. OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust.

5. FEDERAL INCOME TAXES:

     Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as separate "regulated investment company" under the

ACP Funds Trust

Notes to Financial Statements
--------------------------------------------------------------------------------

     Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. There were no book/tax differences for the year ended December 31, 2005. For Federal income tax purposes, any capital loss carry forwards may be carried forward and applied against future capital gains.

6. RISK FACTORS:

     An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7. REDEMPTIONS AND REPURCHASE OF SHARES:

     Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund. The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP Funds Trust

Notes to Financial Statements
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS: Transactions on shares were as follows:


                                                  ACP Advantage Strategic
                                                    Opportunities Fund
                                           -------------------------------------
                                              Period Ended    Year Ended
                                              June 30, 2006   December 31, 2005

     Number of shares issued                        193,675          17,480
     Number of shares reinvested                          -             416
                                           -----------------  ------------------
     Net increase in shares outstanding             193,675          17,896
     Shares outstanding, beginning of period         75,061          57,165
                                           -----------------  ------------------
     Shares outstanding, end of period              268,736          75,061
                                           =================  ==================


     On June 30, 2006, two shareholders held approximately 21% of the outstanding shares of the Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.



                                            ACP Institutional Series Strategic
                                                  Opportunities Fund
                                       -----------------------------------------
                                              Period Ended       Year Ended
                                               June 30, 2006  December 31, 2005

Number of shares issued                                173,983     91,990
Number of shares redeemed                             (13,642)          -
Number of shares reinvested                                  -        271
                                             ------------------  ---------------
Net increase in shares outstanding                     160,341     92,261

Shares outstanding, beginning of period                102,312     10,051
                                             ------------------  ---------------

Shares outstanding, end of period                     262,653      102,312
                                             ==================  ===============


     On June 30, 2006, three shareholders held approximately 44% of the outstanding shares of the Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

ACP Funds Trust

Notes to Financial Statements
--------------------------------------------------------------------------------


9. GUARANTEES:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

ACP Funds Trust

Other Information
-------------------------------------------------------------------------------

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

Availability of Quarterly Portfolio Schedules

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

                                   SECTION II

                    ACP Strategic Opportunities Fund II, LLC

                              Financial Statements

                       For the Period Ended June 30, 2006

                                   (Unaudited)

2006 Overview                               ACP Strategic Opportunities Strategy
--------------------------------------------------------------------------------


Strategy Objective

The ACP Strategic Opportunities strategy seeks capital appreciation through investments focused in long/short equity hedge funds. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. In general, the strategy will maintain a net positive exposure to equity markets, though that exposure will vary based on tactical decisions and underlying manager objectives. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

Performance and Strategy Review

During the second quarter of 2006, the Strategic Opportunities Fund II increased in value by 0.72%. This compares to a loss in the S&P 500 of 1.44%. Year to date our fund had gained 4.42%, net of all fees, compared to a gain in the S&P 500 of 2.70%. Since inception, the fund has outperformed the S&P 500 by nearly 7%, cumulatively, while incurring only about one-third of the volatility.

Our best performing manager gained 16.15% and our worst lost 3.72% during the quarter. We continue to be invested in sixteen managers employing a wide range of long/short equity strategies.

The biggest occurrence during the quarter was the reintroduction of risk back into the markets during the month of May. Risk premiums expanded and many of the more speculative areas of the market experienced a sharp drop as investors took profits. The fund weathered the storm fairly well, experiencing small losses of 0.56% and 0.29% in May and June, respectively. The risk controls employed by our managers largely performed as expected and the overall fund was helped by recent allocations we have made to managers with low, or negative, correlation to the equity markets. Since the end of last year, we have felt that market risk levels had increased; hence we made a tactical decision to lower the risk exposure of the fund.

As the quarter ended, many of our managers were seeing a slowdown in the growth prospects for their companies, or at least a lack of catalysts to cause much of an upward movement in prices. As such, they have paired back their long holdings and are focusing only on their highest conviction ideas.

Outlook

While we prefer managers who invest based on individual stock fundamentals, we do try to identify and acknowledge some of the trends affecting overall equity prices. This does not mean we try to decipher the latest innuendo from the Federal Reserve; rather, we want to ascertain whether certain financial winds are at our back or in our face. With that in mind we have included the following chart.




1235 Westlakes Drive Suite 130 Berwyn, PA 19312   610-993-9999  www.acpfunds.com


            FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DITRIBUTION

2006 Overview                               ACP Strategic Opportunities Strategy
--------------------------------------------------------------------------------

A CENTURY OF STARTS, AND FITS
Long periods of sideways movement in the Dow have tended to follow secular bull markets.

DOW JONES INDUSTRIAL AVERAGE

                                [GRAPHIC OMITTED]

If history repeats itself, the overall US equity markets could remain flattish and deliver sub-par returns to investors for an extended period of time. This is understandable as, clearly, the primary driver behind the last secular bull market (dramatically lower interest rates) is no longer in place. Until a new driver appears, exposure to the market alone (e.g. index funds) will likely be a disappointing strategy. The good news is that this does not necessarily portend a drop in equity prices; it just means that equity returns will need to come from earnings growth, not PE multiple expansion. In this environment, the equity market becomes more a "market of stocks" rather than a "stock market". There will be winners and losers and the choppy market will provide plenty of opportunities for astute investors on both the long and short side of the market. We feel our strategy should do well in this type of market and should be able to deliver returns in line with our goals.

If you have any questions or would like to discuss some of the thoughts in this letter, please give us a call. As always, we welcome your calls and look forward to hearing from you. Thank you for this opportunity to be of service.



All the best,

/s/ Gary E. Shugrue

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP



Performance shown for the previously mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are


1235 Westlakes Drive Suite 130 Berwyn, PA 19312   610-993-9999  www.acpfunds.com

            FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DITRIBUTION

2006 Overview                               ACP Strategic Opportunities Strategy
--------------------------------------------------------------------------------

qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitablefor all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in the strategy.

(1)Refers to the Standard & Poor's Hedge Fund Index (S&P HFI). This index offers investors an investable benchmark that is designed to be representative of the broad range of major strategies that hedge funds employ. The index currently has 40 constituents from three sub-indices: S&P Arbitrage Index, S&P Event-Driven Index and S&P Directional Index, which in turn represent a total of nine specific strategies which are equally weighted to ensure a well-rounded representation of hedge fund investment approaches. Standard & Poor's commenced calculating values of the S&P HFI in October 2002. Performance before that date is pro forma returns derived from data received from the fund companies themselves to the extent available. Ascendant Capital Partners as well as Standard & Poor's can not verify the validity or accuracy of this data and does not recommend any investment or other decision based on their results or on any other index calculation.




Risk Factors
o Hedge funds generally offer less liquidity than other investment securities , and are generally not subject to regulation under the U.S. federal securities laws.
o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

Funds that invest in hedge funds, such as those managed by Ascendant, present additional considerations for investors:
o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.





1235 Westlakes Drive Suite 130 Berwyn, PA 19312   610-993-9999  www.acpfunds.com

            FOR QUALIFIED INVESTORS ONLY - NOT FOR PUBLIC DITRIBUTION

                    ACP Strategic Opportunities Fund II, LLC
                              For the Period Ended
                                  June 30, 2006








                                Table of Contents



Schedule of Investments                                                        1
Statement of Assets, and Members' Capital                                      3
Statement of Operations                                                        4
Statements of Changes in Members' Capital                                      5
Statement of Cash Flows                                                        6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Other Information                                                             15

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments - June 30, 2006
-------------------------------------------------------------------------------


                                                                                                  Fair Value
Investments in Underlying Funds^# - 95.0% Long\Short Equity:
    Biotechnology/Pharmaceuticals - 4.5%
          Mallette Capital Biotech Fund, LP (Cost $1,000,000)                         $                            997,803
                                                                                      ------------------------------------

    Consumer - 12.1%

           Falconer Capital Partners, LP (Cost $1,500,000)                                                       1,826,886
           Zeke, LP (Cost $590,000)                                                                                848,081
                                                                                      ------------------------------------
                                                                                                                 2,674,967
                                                                                      ------------------------------------

    Diversified - 39.6%

           Bull Path Fund I, LP (Cost $1,550,000)                                                                1,682,167

           Everglades Partners, LP (Cost $790,000)                                                               1,024,439

           Healy Circle Partners, LP (Cost $1,308,000)                                                           1,739,601

           JetStream Global Fund, LP (Cost $1,000,000)                                                           1,346,802

           Redstone Investors, LP (Cost $1,400,000)                                                              1,685,050

           Sonar Partners, LP (Cost $1,000,000)                                                                  1,295,970
                                                                                      ------------------------------------

                                                                                                                 8,774,029
                                                                                      ------------------------------------

    Financial Services - 7.5%
           Castine Partners, LP (Cost $1,500,000)                                                                1,656,201
                                                                                      ------------------------------------

    Large Cap Growth - 7.3%
          Litchfield Capital Partners, LP (Cost $1,500,000)                                                      1,631,092
                                                                                      ------------------------------------

    Natural Resources - 6.0%
          Van Eck Hard Assets, LP (Cost $1,000,000)                                                              1,324,794
                                                                                      ------------------------------------

    Small Cap Value - 4.4%
           Rivanna Partners, LP (Cost $1,000,000)                                                                  972,625
                                                                                      ------------------------------------

    Technology - 10.1%
         Brightfield Partners, LP (Cost $690,000)                                                                1,030,087
         Connective Capital (Cost $1,250,000)                                                                    1,205,864
                                                                                      ------------------------------------
                                                                                                                 2,235,951
                                                                                      ------------------------------------
    Value - 3.5%
         North Star Partners II, LP (Cost $590,000)                                                                788,638
                                                                                      ------------------------------------

Total Investments in Underlying Funds (Cost $17,668,000)*                                                       21,056,100

Other Assets and Liabilities, Net - 5.0%                                                                         1,110,891

                                                                                      ------------------------------------

Members' Capital - 100.0%                                                             $                         22,166,991
                                                                                      ====================================

                        See Notes to Financial Statements
                                       1

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments-June 30, 2006
--------------------------------------------------------------------------------

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of June 30, 2006 was $17,668,000 and $21,056,100, respectively.

# - Non-income producing securities.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation                      $3,461,808
                   Gross Unrealized Depreciation                        (73,708)
                                                             -------------------
                   Net Unrealized Appreciation (Depreciation)         $3,388,100
                                                             ===================

                        See Notes to Financial Statements

ACP Strategic Opportunities Fund II, LLC

Statement of Assets, Liabilities and Members' Capital
--------------------------------------------------------------------------------

                                                                                                     June 30, 2006


                                                                                                 ----------------------
Assets
     Investments at fair value (Cost $17,668,000)                                                $            21,056,100
     Cash                                                                                                     1,235,205
     Receivables:
         Interest                                                                                                 4,320
         Due from Adviser                                                                                       212,816
         Other Assets                                                                                             6,357
                                                                                                 ----------------------
Total Assets                                                                                                 22,514,798
                                                                                                 ----------------------

Liabilities
     Payables:
         Redemptions                                                                                              2,731
    Accrued Expenses:
         Accounting and administration fees                                                                     131,750
         Professional fees                                                                                       88,313
         Management fees                                                                                         78,740
         Investor servicing fees                                                                                 19,500
         Custody fees                                                                                            11,847
         Other accrued expenses                                                                                   8,926
         Trustees' fees and expenses                                                                              6,000
Total Liabilities                                                                                               347,807
                                                                                                 ----------------------


Members' Capital                                                                                 $           22,166,991
                                                                                                 ======================

Members' Capital
Represented by:
       Capital contributions (net)                                                               $            19,009,379
         Accumulated net investment (loss)                                                                       (695,458)
         Accumulated net realized gain from investments                                                          464,970
         Net unrealized appreciation on investments                                                            3,388,100
                                                                                                  ----------------------
Members' Capital                                                                                 $            22,166,991
                                                                                                  ======================


Units outstanding (100,000,000 units authorized)                                                               1,753,568

Net Asset Value per Unit (offering and redemption price per Unit)                                                  12.64
                                                                                                  ----------------------


                        See Notes to Financial Statements

ACP Strategic Opportunities Fund II, LLC

Statement of Operations
-------------------------------------------------------------------------------


                                                                                                    For the
                                                                                                 Period Ended
                                                                                                 June 30, 2006
                                                                                            ------------------------
INVESTMENT INCOME
     Interest income                                                                        $                 32,789
                                                                                            ------------------------

EXPENSES
                                                                                            ------------------------
     Investment advisory fees                                                                                147,337
     Accounting and administration fees                                                                       64,500
     Professional fees                                                                                        35,000
     Insurance expense                                                                                        15,774
     Investor servicing fees                                                                                   9,000
     Trustees' fees                                                                                            9,000
     Custody fees                                                                                              5,530
     Miscellaneous expenses                                                                                    3,500
                                                                                            ------------------------
Total Expenses                                                                                               289,641
                                                                                            ------------------------
     Less:  expenses reimbursed                                                                            (127,570)
                                                                                            ------------------------

Total Expenses Net of Fee Waiver and Expense Reimbursement                                                   162,071
                                                                                            ------------------------

                                                                                            ------------------------
NET INVESTMENT LOSS                                                                                        (129,282)
                                                                                            ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS
     Net realized gain from investments                                                                       15,068
     Net change in unrealized appreciation (depreciatio) of investments                                      918,366
                                                                                            ------------------------

NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS                                                         933,434
                                                                                            ------------------------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                       $               804,152
                                                                                            ========================


                        See Notes to Financial Statements

ACP Strategic Opportunities Fund II, LLC

Statements of Changes in Members' Capital
--------------------------------------------------------------------------------

                                                                                       For the                  For the
                                                                                    Period Ended              Year Ended
                                                                                    June 30, 2006          December 31, 2005
                                                                                ----------------------   ----------------------

Members' Capital at beginning of period                                             $  17,804,064           $ 13,576,780

     Capital contributions                                                             5,181,794                3,832,373

     Capital withdrawals                                                              (1,623,019)               (694,396)

     Net investment loss                                                                (129,282)               (211,361)

     Net realized gain from investments in Underlying Funds                               15,068                  333,542

     Net increase in unrealized appreciation on investments in Underlying Funds          918,366                  967,126
                                                                                 -----------------   --------------------

Members'Capital at end of period                                                    $ 22,166,991            $  17,804,064
                                                                                 =================   ====================

                        See Notes to Financial Statements
                                       5

ACP Strategic Opportunities Fund II, LLC

Statement of Cash Flows
--------------------------------------------------------------------------------

                                                                                              For the
                                                                                            Period Ended
                                                                                            June 30, 2006
                                                                                      -----------------------
Cash flows from operating activities:
  Net Increase in Members' Capital Resulting from Operations                          $               804,152

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Purchases of Underlying Funds                                                                  (4,750,000)
   Net unrealized appreciation on investments in Underlying Funds                                   (918,366)
   Decrease in receivable for redemption of Underlying Funds                                        2,308,962
   Increase in receivable from Investment Manager                                                    (30,433)
   Increase in interest receivable                                                                    (3,703)
   Decrease in other assets                                                                             4,352
   Increase in redemptions payable                                                                      2,731
   Decrease in professional fees payable                                                             (28,187)
   Increase in accounting and administration fees payable                                              53,250
   Increase in management fee payable                                                                  12,547
   Increase in investor servicing fees payable                                                          4,500
   Increase in custody fees payable                                                                     1,636
   Increase in Trustees' fees payable                                                                   6,000
   Decrease in other accrued expenses                                                                 (1,282)
                                                                                      -----------------------
Net Cash Used in Operating Activities                                                             (2,533,841)
                                                                                      -----------------------
Cash flows from financing activities:
   Capital contributions                                                                            5,181,794
   Capital withdrawals                                                                            (1,623,019)
                                                                                      -----------------------
Net Cash Provided by Financing Activities                                                           3,558,775
                                                                                      -----------------------

Net Increase in Cash                                                                                1,024,934

Cash                                                                                                        -
Beginning of Period                                                                                   210,271
                                                                                      -----------------------
End of Period                                                                                       1,235,205
                                                                                      =======================

                        See Notes to Financial Statements

ACP Strategic Opportunities Fund II, LLC

Financial Highlights
--------------------------------------------------------------------------------

                                             January 1, 2006                 Year Ended December 31,              April 1, 2002 (a)
                                                                 --------------------------------------------------
                                                  through                                                                 through
                                              June 30, 2006          2005             2004              2003      December 31, 2002
                                             -----------------  ---------------- ----------------  --------------- ----------------

NET ASSET VALUE, Beginning of Period                    $12.10        $11.39           $10.64            $9.32              $10.00
                                             -----------------  ---------------- ----------------  --------------- ----------------

INVESTMENT OPERATIONS
     Net investment loss                                 (0.08)(b)    (0.15)(b)        (0.17)(b)         (0.12)            (0.12)
     Net realized and unrealized gain (loss)
        from investments in Portfolio Funds               0.62         0.86             0.92              1.44             (0.56)
                                             -----------------  ---------------- ----------------  ---------------  ---------------

Total from investment operations                          0.54         0.71             0.75              1.32              (0.68)
                                             -----------------  ---------------- ----------------  ---------------  ---------------
NET ASSET VALUE, End of Period                          $12.64       $12.10           $11.39            $10.64               $9.32
                                             =================  ================ ================  ===============  ===============

TOTAL RETURN (c)                                         4.46%        6.23%            7.05%             14.16%            (6.76)%

RATIOS/SUPPLEMENTARY DATA
Members' Capital at End of Period (000's omitted)     $22,167       $17,804          $13,577             $7,585             $6,032

Ratios to Average Net Assets: (d)
    Expenses                                             1.65%        1.42%            1.60%             1.45%               2.00%
    Expenses, excluding
         reimbursement/waiver of fees                    2.95%        3.17%            3.27%             4.31%               6.75%
    Net investment income (loss)                       (1.32)%       (1.29)%          (1.57)%           (1.43)%             (1.99)%

PORTFOLIO TURNOVER RATE (c)                               0%            35%              15%              18%                  0%


-----------------------------------------------
(a) Commencement of Operations.
(b) Calculated using average units outstanding during the period. (c) Not annualized for periods less than one year. (d) Annualized for periods less than one year.

                        See Notes to Financial Statements

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
-------------------------------------------------------------------------------


1.   Organization

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability companythat is a non-diversified,closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Its units of beneficial interest("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager(as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

Ascendant Capital Partners, LP, a Delaware limited partnership, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").

2.   Significant Accounting Policies

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation - Investments in Underlying Funds

The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation,

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a.   Investment Valuation - Investments in Underlying Funds

The estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

b.   Net Asset Valuation

The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Standard
Time) on the last business day of each Allocation Period (as defined in Note 3), unless the calculation of the net asset value has been suspended.

c.   Investment Income

Interest income is recorded on the accrual basis.

d.   Fund Expenses

The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the period ended June 30, 2006, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $127,570.

e.   Income Taxes

The Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits for each taxable year of the Fund ending with or within the Member's taxable year.

f.   Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2006, the Fund held $1,235,205 in an interest bearing cash account at PNC Bank.

g.   Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   Allocation of Members' Capital Account

The Fund maintains a separate capital account for each Member that has an opening balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year, (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4. Management Fee, Related Party Transactions and Other

Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to a performance adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00%.

Each member of the Board of Directors, who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator and the custodian based upon average members' capital, subject to certain minimums.

5.   Investment Transactions

Total purchases of Underlying Funds for the period ended June 30, 2006, amounted to $4,750,000. Total proceeds from sales of Underlying Funds for the period ended June 30, 2006, amounted to $0. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2006

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

6.   Risk Factors

An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   Underlying Funds

The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

Brightfield Partners, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

Bull Path Fund I LP, invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equity which are listed on the major exchanges. This Underlying Fund allows for semi-annual redemptions with 12-month lock-up since initial investment, quarterly after that, upon 45 days prior notice.

Castine Partners, LP seeks to achieve long-term capital appreciation through investment primarily in publicly traded equity securities of United States financial institutions. This Underlying Fund allows for withdrawals on June 30 and December 31 upon 45 days prior notice, after one year has elapsed since initial investment.

Connective Capital LP focuses its investments in publicly traded equities in the technology and communications sectors. This Underlying Fund allows for quarterly redemptions with 45 days notice after one year has elapsed since the initial investment.

Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed since initial investment.

Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed since initial investment.

JetStream Global Fund, LP seeks to achieve growth of capital through investments in common stocks. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

Litchfield Capital Partners, LP seeks to provide consistently strong risk-adjusted returns that are not correlated to overall stock market performance. This underlying fund allows for monthly redemptions upon 30 days prior notice, after one year has elapsed since initial investment.

Mallette Capital Biotech Fund, LP seeks to achieve superior low-correlated returns, while minimizing portfolio volatility, by investing primarily on a long and short basis in equity securities of companies in the biotechnology/pharmaceutical Sector. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed since initial investment.

North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed since initial investment.

Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed since initial investment.

Rivanna Partners, LP is a "bottom-up" long/short US equities fund. The fund focuses on a broad range of industries including technology, industrial products, consumer products and services, energy and natural resources. This Underlying Fund allows for quarterly redemptions with 45 days notice after one year has elapsed since the initial investment.

Sonar Partners, LP seeks capital appreciation by buying, holding and selling a broad range of equity securities, debt securities, options, futures and other derivatives over time frames ranging from intra-day to several or more months. This Underlying Fund allows for redemptions quarterly upon 30 days prior notice, after one year has elapsed since initial investment.

Van Eck Hard Asset, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed since initial investment.

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed since initial investment.

8. Redemptions and Repurchase of Units and Distributions

With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board of Directors. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated income and gains taxable for Federal, state and local income tax purposes and not receive any cash distribution.

9. Capital Stock Transactions

Transactions in Units as follows:


                                        For the                  For the
                                       Period ended               Year ended
                                      June 30, 2006          December 31, 2005
                                       -------------          -----------------
Number of Units issued                      412,063                  338,807
Number of Units redeemed                   (129,322)                 (60,207)
                                     ----------------    -----------------------
Net increase in Units outstanding            282,741                  278,600
Units outstanding, beginning of year       1,470,827                1,192,227
                                     ---------------     -----------------------
Units outstanding, end of year             1,753,568                1,470,827
                                     ----------------    -----------------------

On June 30, 2006, four shareholders held approximately 72% of the outstanding shares of the Fund. Some of the shareholders are comprised of feeder funds, which are themselves owned by several shareholders.

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements
--------------------------------------------------------------------------------

10.  Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

ACP Strategic Opportunities Fund II, LLC

Other Information
--------------------------------------------------------------------------------

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable



Item 3. Audit Committee Financial Expert.

Not applicable



Item 4. Principal Accountant Fees and Services.

Not applicable



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.



Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ACP Funds Trust

By (Signature and Title)*           /s/ Gary E. Shugrue
                         -------------------------------------------------------
                                    Gary E. Shugrue, President, Chief Investment
                                    Officer and Chief Financial Officer
                                    (principal executive officer and principal
                                    financial officer)

Date                                9/6/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Gary E. Shugrue
                         -------------------------------------------------------
                                    Gary E. Shugrue, President, Chief Investment
                                    Officer and Chief Financial Officer
                                    (principal executive officer and principal
                                    financial officer)

Date                                 9/6/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.